Gross Profit By Segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue, net	$ 184,710,880	$ 242,573,674	$ 362,057,913
Cost of revenue	92,491,412	131,946,586	205,943,808
Gross profit	92,219,468	110,627,088	156,114,105
Direct Sales
Segment Reporting Information [Line Items]
Revenue, net	136,416,423	193,614,500	291,524,509
Cost of revenue	57,445,266	96,471,502	160,359,667
Gross profit	78,971,157	97,142,998	131,164,842
Distribution Sale
Segment Reporting Information [Line Items]
Revenue, net	48,294,457	48,959,174	70,533,404
Cost of revenue	35,046,146	35,475,084	45,584,141
Gross profit	$ 13,248,311	$ 13,484,090	$ 24,949,263